Fair Value Measurements - Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Investments in AFS debt securities		$ 194,445
Loans receivable at fair value		5,952,972	$ 4,859,068
Servicing rights		168,259	149,597	$ 201,618
Derivative assets		5,444	0
Liabilities
Residual interests classified as debt	[1]	93,682	118,298
Derivative liabilities		864	2,955
Carrying Value
Assets
Cash and cash equivalents		494,711	872,582
Restricted cash and restricted cash equivalents		273,726	450,846
Total assets		7,600,272	6,872,880
Liabilities
Debt		3,947,983	4,798,925
Total liabilities		4,042,529	4,965,378
Carrying Value | Credit card loans
Assets
Loans receivable at fair value		115,912	3,723
Carrying Value | Commercial loan
Assets
Loans receivable at fair value			16,512
Carrying Value | Fair value, recurring
Assets
Investments in AFS debt securities		194,907
Servicing rights		168,259	149,597
Derivative assets		5,444
Liabilities
Derivative liabilities		864	2,955
Carrying Value | Fair value, recurring | Student loans
Assets
Loans receivable at fair value		3,450,837	2,866,459
Carrying Value | Fair value, recurring | Home loans
Assets
Loans receivable at fair value		212,709	179,689
Carrying Value | Fair value, recurring | Personal loans
Assets
Loans receivable at fair value		2,289,426	1,812,920
Carrying Value | Fair value, recurring | Asset-backed bonds
Assets
Asset-backed bonds and residual investments		253,669	357,411
Carrying Value | Fair value, recurring | Residual Investments
Assets
Asset-backed bonds and residual investments		121,019	139,524
Carrying Value | Fair value, recurring | Non-securitization investment - ETFs
Assets
Non-securitization investments		1,486	6,850
Carrying Value | Fair value, recurring | Third party warrants
Assets
Derivative assets		1,369
Carrying Value | Fair value, recurring | Purchase price earn-out
Assets
Derivative assets		4,272
Carrying Value | Fair value, recurring | Interest rate lock commitments
Assets
Derivative assets		3,759	15,620
Carrying Value | Fair value, recurring | Student loan commitments
Assets
Student loan commitments		2,220
Carrying Value | Fair value, recurring | Interest rate caps
Assets
Derivative assets		493
Carrying Value | Fair value, recurring | Residual interests classified as debt
Liabilities
Residual interests classified as debt		93,682	118,298
Carrying Value | Fair value, recurring | Warrant liabilities – Series H warrants
Liabilities
Warrant liabilities			39,959
Carrying Value | Fair value, recurring | ETF short positions
Liabilities
ETF short positions			5,241
Carrying Value | Fair value, nonrecurring | Non-securitization investments - other
Assets
Non-securitization investments		6,054	1,147
Fair value
Assets
Cash and cash equivalents		494,711	872,582
Restricted cash and restricted cash equivalents		273,726	450,846
Total assets		7,602,772	6,872,880
Liabilities
Debt		4,047,813	4,851,658
Total liabilities		4,142,359	5,018,111
Fair value | Credit card loans
Assets
Loans receivable at fair value		118,412	3,723
Fair value | Commercial loan
Assets
Loans receivable at fair value			16,512
Fair value | Fair value, recurring
Assets
Investments in AFS debt securities		194,907
Loans receivable at fair value		5,952,972	4,859,068
Servicing rights		168,259	149,597
Derivative assets		5,444
Liabilities
Derivative liabilities		864	2,955
Fair value | Fair value, recurring | Student loans
Assets
Loans receivable at fair value		3,450,837	2,866,459
Fair value | Fair value, recurring | Home loans
Assets
Loans receivable at fair value		212,709	179,689
Fair value | Fair value, recurring | Personal loans
Assets
Loans receivable at fair value		2,289,426	1,812,920
Fair value | Fair value, recurring | Asset-backed bonds
Assets
Asset-backed bonds and residual investments		253,669	357,411
Fair value | Fair value, recurring | Residual Investments
Assets
Asset-backed bonds and residual investments		121,019	139,524
Fair value | Fair value, recurring | Non-securitization investment - ETFs
Assets
Non-securitization investments		1,486	6,850
Fair value | Fair value, recurring | Third party warrants
Assets
Derivative assets		1,369
Fair value | Fair value, recurring | Purchase price earn-out
Assets
Derivative assets		4,272
Fair value | Fair value, recurring | Interest rate lock commitments
Assets
Derivative assets		3,759	15,620
Fair value | Fair value, recurring | Student loan commitments
Assets
Student loan commitments		2,220
Fair value | Fair value, recurring | Interest rate caps
Assets
Derivative assets		493
Fair value | Fair value, recurring | Residual interests classified as debt
Liabilities
Residual interests classified as debt		93,682	118,298
Fair value | Fair value, recurring | Warrant liabilities – Series H warrants
Liabilities
Warrant liabilities			39,959
Fair value | Fair value, recurring | ETF short positions
Liabilities
ETF short positions			5,241
Fair value | Fair value, nonrecurring | Non-securitization investments - other
Assets
Non-securitization investments		6,054	1,147
Level 1
Assets
Cash and cash equivalents		494,711	872,582
Restricted cash and restricted cash equivalents		273,726	450,846
Total assets		899,758	1,330,278
Liabilities
Debt		1,240,560	0
Total liabilities		1,240,756	7,249
Level 1 | Credit card loans
Assets
Loans receivable at fair value		0	0
Level 1 | Commercial loan
Assets
Loans receivable at fair value			0
Level 1 | Fair value, recurring
Assets
Investments in AFS debt securities		129,835
Servicing rights		0	0
Derivative assets		0
Liabilities
Derivative liabilities		196	2,008
Level 1 | Fair value, recurring | Student loans
Assets
Loans receivable at fair value		0	0
Level 1 | Fair value, recurring | Home loans
Assets
Loans receivable at fair value		0	0
Level 1 | Fair value, recurring | Personal loans
Assets
Loans receivable at fair value		0	0
Level 1 | Fair value, recurring | Asset-backed bonds
Assets
Asset-backed bonds and residual investments		0	0
Level 1 | Fair value, recurring | Residual Investments
Assets
Asset-backed bonds and residual investments		0	0
Level 1 | Fair value, recurring | Non-securitization investment - ETFs
Assets
Non-securitization investments		1,486	6,850
Level 1 | Fair value, recurring | Third party warrants
Assets
Derivative assets		0
Level 1 | Fair value, recurring | Purchase price earn-out
Assets
Derivative assets		0
Level 1 | Fair value, recurring | Interest rate lock commitments
Assets
Derivative assets		0	0
Level 1 | Fair value, recurring | Student loan commitments
Assets
Student loan commitments		0
Level 1 | Fair value, recurring | Interest rate caps
Assets
Derivative assets		0
Level 1 | Fair value, recurring | Residual interests classified as debt
Liabilities
Residual interests classified as debt		0	0
Level 1 | Fair value, recurring | Warrant liabilities – Series H warrants
Liabilities
Warrant liabilities			0
Level 1 | Fair value, recurring | ETF short positions
Liabilities
ETF short positions			5,241
Level 1 | Fair value, nonrecurring | Non-securitization investments - other
Assets
Non-securitization investments		0	0
Level 1 | Fair value | Fair value, recurring | Non-securitization investment - ETFs
Assets
Non-securitization investments		1,486	6,850
Level 1 | Fair value | Fair value, nonrecurring | Non-securitization investments - other
Assets
Non-securitization investments		6,054	1,147
Level 2
Assets
Cash and cash equivalents		0	0
Restricted cash and restricted cash equivalents		0	0
Total assets		324,678	357,411
Liabilities
Debt		2,807,253	4,851,658
Total liabilities		2,807,921	4,852,605
Level 2 | Credit card loans
Assets
Loans receivable at fair value		0	0
Level 2 | Commercial loan
Assets
Loans receivable at fair value			0
Level 2 | Fair value, recurring
Assets
Investments in AFS debt securities		65,072
Servicing rights		0	0
Derivative assets		5,444
Liabilities
Derivative liabilities		668	947
Level 2 | Fair value, recurring | Student loans
Assets
Loans receivable at fair value		0	0
Level 2 | Fair value, recurring | Home loans
Assets
Loans receivable at fair value		0	0
Level 2 | Fair value, recurring | Personal loans
Assets
Loans receivable at fair value		0	0
Level 2 | Fair value, recurring | Asset-backed bonds
Assets
Asset-backed bonds and residual investments		253,669	357,411
Level 2 | Fair value, recurring | Residual Investments
Assets
Asset-backed bonds and residual investments		0	0
Level 2 | Fair value, recurring | Non-securitization investment - ETFs
Assets
Non-securitization investments		0	0
Level 2 | Fair value, recurring | Third party warrants
Assets
Derivative assets		0
Level 2 | Fair value, recurring | Purchase price earn-out
Assets
Derivative assets		0
Level 2 | Fair value, recurring | Interest rate lock commitments
Assets
Derivative assets		0	0
Level 2 | Fair value, recurring | Student loan commitments
Assets
Student loan commitments		0
Level 2 | Fair value, recurring | Interest rate caps
Assets
Derivative assets		493
Level 2 | Fair value, recurring | Residual interests classified as debt
Liabilities
Residual interests classified as debt		0	0
Level 2 | Fair value, recurring | Warrant liabilities – Series H warrants
Liabilities
Warrant liabilities			0
Level 2 | Fair value, recurring | ETF short positions
Liabilities
ETF short positions			0
Level 2 | Fair value, nonrecurring | Non-securitization investments - other
Assets
Non-securitization investments		0	0
Level 3
Assets
Cash and cash equivalents		0	0
Restricted cash and restricted cash equivalents		0	0
Total assets		6,378,336	5,185,191
Liabilities
Debt		0	0
Total liabilities		93,682	158,257
Level 3 | Credit card loans
Assets
Loans receivable at fair value		118,412	3,723
Level 3 | Commercial loan
Assets
Loans receivable at fair value			16,512
Level 3 | Fair value, recurring
Assets
Investments in AFS debt securities		0
Servicing rights		168,259	149,597
Derivative assets		0
Liabilities
Derivative liabilities		0	0
Level 3 | Fair value, recurring | Student loans
Assets
Loans receivable at fair value		3,450,837	2,866,459
Level 3 | Fair value, recurring | Home loans
Assets
Loans receivable at fair value		212,709	179,689
Level 3 | Fair value, recurring | Personal loans
Assets
Loans receivable at fair value		2,289,426	1,812,920
Level 3 | Fair value, recurring | Asset-backed bonds
Assets
Asset-backed bonds and residual investments		0	0
Level 3 | Fair value, recurring | Residual Investments
Assets
Asset-backed bonds and residual investments		121,019	139,524
Level 3 | Fair value, recurring | Non-securitization investment - ETFs
Assets
Non-securitization investments		0	0
Level 3 | Fair value, recurring | Third party warrants
Assets
Derivative assets		1,369
Level 3 | Fair value, recurring | Purchase price earn-out
Assets
Derivative assets		4,272
Level 3 | Fair value, recurring | Interest rate lock commitments
Assets
Derivative assets		3,759	15,620
Level 3 | Fair value, recurring | Student loan commitments
Assets
Student loan commitments		2,220
Level 3 | Fair value, recurring | Interest rate caps
Assets
Derivative assets		0
Level 3 | Fair value, recurring | Residual interests classified as debt
Liabilities
Residual interests classified as debt		93,682	118,298
Level 3 | Fair value, recurring | Warrant liabilities – Series H warrants
Liabilities
Warrant liabilities			39,959
Level 3 | Fair value, recurring | ETF short positions
Liabilities
ETF short positions			0
Level 3 | Fair value, nonrecurring | Non-securitization investments - other
Assets
Non-securitization investments		$ 6,054	$ 1,147

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 6.